ASSET PURCHASE AGREEMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 18, 2019	Dec. 31, 2021	Dec. 31, 2020
Inventory	$ 0			$ 0	$ 0
Depreciation expense				2,546	1,925
Research and development expenses	0	$ 0		0	3,543
Impairment losses related to license agreement				0	708,333
Unrecognized Tax Benefits					0
Revenue recognized from assets sale	0	75,000		75,000	30,761
Received from licensing amount				0	500,000
Accumulated deficit	46,729,821			27,550,126	14,100,846
Asset Purchase Agreement [Member] | Ani Pharmaceuticals [Member]
Revenue recognized from assets sale			$ 2,300,000
Consulting Services [Member]
Revenue recognized from assets sale	0	75,000		75,000	14,561
Other Sales [Member]
Revenue recognized from assets sale	$ 0	$ 0		$ 0	$ 16,200